Note 6 - Leases - Future Minimum Time-charter Receipts (Details) - Time Charter Contracts [Member] $ in Thousands	Jun. 30, 2017 USD ($)
2017 (remainder)	$ 20,074
2018	38,071
2019	26,514
2020	9,699
2021	3,814
Total	$ 98,172